Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss	$ (26,661,677)	$ (4,699,469)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	3,462,633	0
Depreciation expense	8,553	759
Change in fair value of Simple Agreement for Future Equity liabilities	0	316,145
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	621,756	1,419,814
Deposit liabilities	476,253	0
Other current liabilities	18,896	(93,584)
Deposit assets	(597,011)	0
Deposit assets, long-term	(1,360,004)	0
Prepaid expenses and other current assets	(333,101)	0
Net cash used in operating activities	(24,363,702)	(3,056,335)
Investing Activities
Purchases of equipment	(439,223)	(2,683)
Net cash used in investing activities	(439,223)	(2,683)
Financing Activities
Proceeds from issuance of Simple Agreements for Future Equity	29,660,667	899,999
Proceeds from exercise of warrants	2,332	0
Proceeds from issuance of common stock and warrants	19,999,980	6,029,987
Issuance costs related to common stock	(105,393)	(83,486)
Payment of offering costs	(3,519,309)	0
Net cash provided by financing activities	46,038,277	6,846,500
(Decrease) Increase in cash and cash equivalents	21,235,352	3,787,482
Cash and cash equivalents, at beginning of period	4,018,226	230,744
Cash and cash equivalents, at end of period	25,253,578	4,018,226
Supplemental disclosures of non-cash activities:
Conversions of Simple Agreements for Future Equity to common stock	0	1,558,143
Offering costs included in accrued expenses	$ 468,592	$ 0